Nota 54 - Remuneration And Other Benefits Received ByThe Board Of Directors And Members Of The Bank's Senior Management - Pension Commitments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Commitments Line Items
Employer Contributions	€ (65,000,000)	€ (103,000,000)	€ (25,000,000)